Segment and Geographic Information - Schedule of Geographic Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net revenues:
Revenue	¥ 217,595	¥ 225,995	¥ 265,758
Property and equipment, net:
Property and equipment	80,213	62,651	62,251
Japan [Member]
Net revenues:
Revenue	155,364	171,057	208,641
Property and equipment, net:
Property and equipment	73,341	57,730	57,815
United States [Member]
Net revenues:
Revenue	41,679	36,631	35,955
Property and equipment, net:
Property and equipment	6,176	4,317	4,191
Europe [Member]
Net revenues:
Revenue	14,088	12,703	14,561
Property and equipment, net:
Property and equipment	527	388	56
Asia/Oceania [Member]
Net revenues:
Revenue	6,464	5,604	6,601
Property and equipment, net:
Property and equipment	¥ 169	¥ 216	¥ 189